SIGNIFICANT ACCOUNTING POLICIES - Taxation (Details) - HKD ($)	6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Uncertain tax positions
Interest and penalties associated with uncertain tax positions	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0